UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President & Chief Operating Officer

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

The schedule of investments as of March 31, 2006 is filed herewith.

SunAmerica Senior Floating Rate Fund, Inc.

PORTFOLIO OF INVESTMENTS—March 31, 2006 — (unaudited)

		Ratings (1)		Interest Rate	Maturity Date (2)	Principal Amount/ Shares	Value (Note 1)
Industry Description	Type	Moody’s	S&P
LOANS (3) (4)-100.30%
Aerospace/Defense-1.45%

Axle Tech International	1st Lien	B2	B+	6.92-7.01%	10/20/12	$239,286	$242,577
Hexcel Corp.	BTL-B	Ba3	BB-	6.31-6.50	03/01/12	822,222	831,472
Midwestern Aircraft	BTL-B	B1	BB-	6.85	07/01/13	595,500	605,549
SI International, Inc.	BTL	B1	B+	6.80-6.97	02/01/11	1,322,519	1,336,984

							3,016,582

Automobile-4.31%

Dura Operating Corp.	2nd Lien	B3	B+	8.47-10.50	04/13/11	500,000	501,667
Goodyear Tire & Rubber Co.	2nd Lien	B2	B+	7.06	04/30/10	2,000,000	2,031,250
HLI Operating Co., Inc.	BTL-C	Caa1	B-	10.03-10.18	06/03/10	500,000	495,750
Key Plastics LLC	BTL-B	B1	BB-	7.63-9.75	06/25/10	1,210,659	1,222,766
Navistar International Corp.	BTL	B1	BB-	9.69-9.83	02/28/09	1,545,711	1,549,576
Ozburn-Hessey Holding Co. LLC	BTL	B2	B+	7.17-7.29	08/01/12	544,821	552,653
Plastech, Inc. @	2nd Lien	B1	B	12.10	02/15/10	1,000,000	915,000
Tenneco Automotive, Inc.	BTL-B	B1	B+	7.02	12/12/10	608,359	618,169
Tenneco Automotive, Inc.	BTL-B1	B1	B+	6.80	12/12/10	267,241	271,551
United Components, Inc.	BTL-C	B1	BB-	7.22	06/30/10	723,333	735,766

							8,894,148

Beverage, Food & Tobacco-2.31%

Alliance One International, Inc.	BTL-B	B2	B+	8.48	05/13/10	492,513	498,053
Dole Holding Co.	BTL	B3	B	9.44	07/21/10	1,500,000	1,548,282
Keystone Foods Holdings LLC	BTL	Ba3	B+	6.63-6.75	06/16/11	1,188,088	1,204,424
Leiner Health Products Group, Inc.	BTL-B	B2	B	8.48-8.61	05/27/11	497,468	504,619
Meow Mix Co.	BTL	B2	B+	8.03	07/01/13	226,648	227,711
Pierre Foods, Inc.	BTL-B	B1	B+	6.56	06/30/10	772,765	781,942

							4,765,031

Broadcasting & Entertainment-15.22%

Adelphia Communications Corp. (5)	BTL-B	NR	NR	6.81	03/31/06	2,000,000	2,010,000
Cebridge Connections, Inc	1st Lien	B3	NR	7.79-8.00	02/23/09	686,000	689,430
Cebridge Connections, Inc	2nd Lien	Caa1	NR	10.29-10.83	02/04/09	1,274,000	1,324,960
Century - TCI California LP (5)	Revolver	NR	NR	7.75	06/30/09	1,000,000	995,208
Century Cable Holdings LLC (5)	Discretionary BTL	Ca	NR	9.75	12/31/09	2,500,000	2,442,500
Charter Communications Operating LLC	BTL-B	B2	B	7.92	04/27/11	3,932,517	3,972,274
Haights Cross Operating Co.	BTL	B3	B-	9.25	08/20/08	1,460,056	1,478,307
Hilton Head Communications LP (5)(10)	BTL	NR	NR	9.00	03/31/08	1,000,000	972,708
HIT Entertainment, Ltd.	2nd Lien	B2	CCC+	10.24	02/05/13	1,000,000	1,012,000
HIT Entertainment, Ltd.	BTL	B1	B	7.17	08/05/15	497,500	501,729
Insight Midwest Holdings LLC	BTL-C	Ba3	BB-	7.00	12/31/09	977,500	992,662
Intelstat Zeus, Ltd.	BTL	B1	B	6.75	07/28/11	987,500	997,992
Liberty Cablevision of Puerto Rico, Ltd.	BTL	NR	NR	7.09	02/13/13	1,500,000	1,515,000
Mission Broadcasting, Inc.	BTL-B	Ba3	B+	6.28	10/01/12	1,210,116	1,216,923
Nexstar Broadcasting, Inc.	BTL-B	Ba3	B+	6.73	10/01/12	1,203,669	1,210,440
NextMedia Operating	2nd Lien	B3	CCC+	9.25	11/18/12	500,000	511,250
PANAMSAT Corp.	BTL-B1	Ba3	BB+	6.81-6.90	08/20/11	4,443,750	4,508,495
Spanish Broadcasting Systems, Inc.	1st Lien	B1	B+	6.73	06/01/12	990,000	1,003,200
UPC Financing Partnership	BTL-H	B1	B	7.28	09/03/12	2,000,000	2,015,208
WideOpenWest Finance LLC	BTL-B	B2	NR	7.67-7.83	06/22/11	989,924	992,812
Young Broadcasting, Inc.	BTL	B2	B-	6.94-7.25	11/02/12	992,500	996,687

							31,359,785

Buildings & Real Estate-5.03%

Atrium Cos., Inc.	BTL	B2	B	7.85-8.23	12/28/11	2,408,856	2,428,428
Kyle Acquisition Group LLC	BTL	Ba3	BB	6.81	07/15/10	500,000	505,000
Masonite International Corp.	BTL	B2	BB-	6.63-6.98	04/16/13	1,487,505	1,472,038
Masonite International Corp.	CND TL	B2	BB-	6.63-6.98	04/16/13	1,484,976	1,469,535
Palmdale Hills Property LLC	1st Lien	B1	B+	7.83	05/01/12	992,500	992,500
Palmdale Hills Property LLC	2nd Lien	B2	B-	12.17	05/01/12	1,000,000	1,000,000
PGT Industries, Inc.	1st Lien	B2	B+	7.75	02/01/12	750,000	757,500
PGT Industries, Inc.	2nd Lien	B3	CCC+	11.75	02/01/13	250,000	255,625
Rhodes Homes	1st Lien	Ba3	BB-	8.08	11/10/10	237,500	239,281
TCO Funding Corp.	BTL	B2	B-	7.42-7.86	10/25/12	997,500	1,007,475
Yellowstone Mountain Club	BTL	B1	B+	7.20	09/30/10	240,933	242,289

							10,369,671

Cargo Transport-1.34%

Hertz Corp.	BTL	Ba2	BB	6.89-7.09	12/21/12	498,750	506,135
Pacer International, Inc.	BTL	B1	NR	6.13-8.25	06/10/10	650,863	657,372
Transport Industries LP	BTL-B	B2	NR	7.19	09/30/12	202,076	204,854
United States Shipping LLC	BTL	Ba3	NR	6.98	04/30/10	1,376,834	1,391,463

							2,759,824

Chemicals, Plastics & Rubber-8.98%

Basell Finance Co.	BTL-B2	Ba3	B+	7.31	08/01/13	104,167	106,152
Basell Finance Co.	BTL-B4	Ba3	B+	7.31	08/01/13	20,833	21,230
Basell Finance Co.	BTL-C2	Ba3	B+	7.67	08/01/13	104,167	106,152
Basell Finance Co.	BTL-C4	Ba3	B+	7.67	08/01/13	20,833	21,230
Brenntag Holdings	BTL-B2	B2	B	7.44	12/22/13	200,909	204,124
Brenntag Holdings	BTL	B2	B	7.44	12/22/13	49,091	49,889
Celanese AG	BTL	B1	B+	6.98	04/06/11	2,590,507	2,630,983
Hercules, Inc.	BTL-B	Ba1	BB	6.06-6.48	10/08/10	882,000	890,820
Hexion Specialty Chemicals, Inc.	Tranche B1	B1	BB-	7.50	05/30/12	833,700	848,290
Hexion Specialty Chemicals, Inc.	Tranche B2	B1	BB-	7.50	05/31/12	1,151,300	1,171,448
Huntsman International LLC	BTL-B	Ba3	BB-	6.53	08/31/12	3,564,862	3,592,154
Ineos US Finance LLC	BTL-B2	Ba3	B+	7.34	12/31/13	750,000	761,719
Ineos US Finance LLC	BTL-C2	Ba3	B+	7.84	12/31/14	750,000	761,719
Invista B.V.	BTL-B1	Ba3	BB	6.75	04/29/11	988,168	1,001,344
Invista B.V.	BTL-B2	Ba3	BB	6.75	04/29/11	502,317	509,015
ISP Chemco, Inc.	BTL	Ba3	BB-	6.50	02/14/13	500,000	505,848
PQ Corp.	BTL	B1	B+	7.00	02/15/13	742,500	753,792
Rockwood Specialties Group, Inc.	BTL-E	B1	B+	6.67	07/30/12	1,980,000	2,008,617
Wellman, Inc.	2nd Lien	B2	B-	11.43	02/10/10	2,500,000	2,565,105

							18,509,631

Containers, Packaging & Glass-5.13%

Appleton Papers, Inc.	BTL	Ba3	BB-	6.83-7.18	06/11/10	1,013,082	1,024,859
Berry Plastics Corp.	BTL	B1	B+	6.84	12/02/11	1,192,323	1,210,829
Boise Cascade Corp.	BTL-D	Ba3	BB	6.59-6.75	10/28/11	803,321	814,777
Captive Plastics, Inc.	BTL	B2	B-	7.98	08/10/11	481,250	487,266
Captive Plastics, Inc.	2nd Lien	B3	CCC	11.86	12/15/12	1,000,000	1,000,000
Georgia-Pacific Corp.	1st Lien	Ba2	BB-	6.88-6.98	12/20/12	1,995,000	2,011,443
Georgia-Pacific Corp.	2nd Lien	Ba3	B+	7.70-7.92	12/23/13	1,000,000	1,022,981
Graham Packaging Co. LP	Tranche B	B2	B	6.81-7.25	04/07/12	2,468,750	2,504,238
Owens-Illinois Group, Inc.	BTL-A1	B1	BB-	6.42	04/01/07	486,733	488,254

							10,564,647

Diversified/Conglomerate Manufacturing-3.32%

Accuride Corp.	BTL-B	B1	B+	7.19	01/31/12	1,507,727	1,529,024
Aearo Technologies, Inc.	2nd Lien	Caa1	CCC+	11.45	09/24/13	500,000	511,875
Aearo Technologies, Inc.	BTL	B2	B	7.45	03/24/13	1,000,000	1,017,813
Enersys, Inc.	BTL	Ba3	BB	6.67-7.03	03/17/11	589,500	596,869
Flowserve Corp.	BTL	Ba3	BB-	6.50-6.75	08/10/12	473,037	479,910
Maxim Crane Works LP	BTL	B1	BB	6.88-8.75	01/31/10	358,669	364,609
National Distributing @	2nd Lien	B2	B-	11.33	06/16/10	1,000,000	1,002,500
Penn Engineering & Manufacturing Corp.	BTL	B2	B	7.48	05/01/12	366,629	371,212
Polypore, Inc.	BTL	B2	B	7.98	11/12/11	948,547	958,823

							6,832,635

Diversified/Conglomerate Service-1.79%

Billing Concepts, Inc.	BTL-A	B2	B+	7.83	04/22/10	900,000	911,250
Bridge Information Systems, Inc. + # @(5) (6)	BTL-B	Caa1	NR	10.75	06/30/05	417,016	—
Coinstar, Inc.	BTL	Ba3	BB-	6.55	07/07/11	800,477	808,983
NES Rentals Holdings, Inc.	2nd Lien	B3	B	10.47-12.75	07/20/10	1,477,500	1,499,662
Protection One, Inc.	BTL	B2	B+	7.78-7.83	04/11/11	466,466	472,005

							3,691,900

Ecological-1.16%

Allied Waste North America, Inc.	Tranche A	B1	BB	4.39	01/15/12	523,037	525,848
Allied Waste North America, Inc.	BTL	B1	BB	6.62-6.97	01/15/12	1,347,182	1,354,760
Wastequip, Inc	2nd Lien	B3	B-	10.98	07/15/11	500,000	506,250

							2,386,858

Electronics-5.24%

Amkor Technology, Inc.	2nd Lien	B2	NR	9.27	10/27/10	1,000,000	1,045,000
Aspect Software	1st Lien	B2	B	7.44	09/22/10	250,000	252,891
Eastman Kodak Co.	BTL-B1	Ba3	B+	6.61-7.19	10/15/12	997,500	1,010,160
Epicor Software Corp.	BTL	B1	B+	7.71-8.65	03/31/12	500,000	504,688
Fairchild Semiconductor Corp.	BTL-B3	Ba3	BB-	6.63	06/19/08	1,459,031	1,469,974
SSA Global Technologies, Inc.	BTL-B	B2	BB-	6.97	08/02/12	248,750	251,238
Sungard Data Systems, Inc.	BTL-B	B1	B+	7.22	08/01/13	3,970,000	4,027,601
UGS Corp.	BTL	B1	B+	6.83	03/31/12	1,950,668	1,977,084
Vertafore, Inc.	2nd Lien	B3	CCC+	10.81-10.98	12/22/10	250,000	253,542

							10,792,178

Farming & Agriculture-0.44%

AGCO Corp.	BTL	Ba1	BB+	6.73	07/03/09	905,667	916,421

Healthcare, Education & Childcare-7.25%

Accellent Corp.	BTL	B1	B+	6.80	11/18/12	498,750	503,426
AMR/EmCare Holdings	BTL	B2	B+	6.78-6.97	02/15/12	707,499	717,006
Community Health Systems, Inc.	BTL	Ba3	BB-	6.56	08/19/11	1,308,819	1,327,087
Conmed Corp.	BTL-C	Ba3	NR	6.95	12/15/09	751,442	756,139
DaVita, Inc.	BTL-B	B1	BB-	6.53-7.13	07/30/12	2,824,559	2,864,868

Fresenius Medical Care Holdings, Inc.	BTL-B	Ba2	B+	6.35-6.40	03/31/13	1,000,000	1,004,792
Hanger Orthopedic Group, Inc.	BTL-B	B1	B+	8.73	09/30/09	975,000	989,625
HealthSouth Corp.	BTL-B	Caa2	NR	8.15	03/10/13	1,000,000	1,008,750
Magellan Health Services, Inc.	BTL	B1	B+	7.16	08/15/08	312,500	316,016
Magellan Health Services, Inc.	LOC	B1	B+	4.54	08/15/08	277,778	280,903
Multiplan, Inc.	BTL	Ba3	B+	7.33	03/04/09	914,334	917,763
Spectrum Labs	BTL-B	NR	NR	8.23	12/20/12	997,500	1,004,981
Team Health, Inc.	BTL-B	B2	B+	7.27	11/18/12	249,375	251,791
Vanguard Health Holding Co. II	BTL	B2	B	6.95	09/23/11	987,544	1,000,814
Warner Chilcott Holdings Co.	BTL	B2	B	7.44	06/30/06	44,164	44,595
Warner Chilcott Holdings Co.	BTL	B2	B	7.44-7.86	01/18/12	220,820	222,973
Warner Chilcott Holdings Co.	BTL-B	B2	B	7.44-7.86	01/18/12	1,080,902	1,091,711
Warner Chilcott Holdings Co.	BTL-C	B2	B	7.73-7.86	01/18/12	435,551	439,906
Warner Chilcott Holdings Co.	BTL-D	B2	B	7.73-7.86	01/18/12	201,212	203,224

							14,946,370

Home & Office Furnishings, Housewares & Durables-2.82%

Jarden Corp.	BTL	B1	B+	6.99-8.75	04/11/12	1,310,915	1,326,130
Jarden Corp.	BTL-B2	B1	B+	6.74-8.50	01/24/12	698,198	703,522
Maax Corp.	BTL-B	B2	B-	7.64-7.98	06/04/11	1,650,257	1,642,006
Sealy Mattress Co.	BTL-D	B1	B+	6.50-6.57	08/06/12	1,240,025	1,257,463
Simmons Co.	Tranche C	B2	B+	7.25-9.25	12/19/11	864,198	878,646

							5,807,767

Hotels, Motels, Inns, & Gaming-4.19%

CCM Merger, Inc.	BTL-B	B1	B+	6.80-6.96	07/13/12	496,251	501,027
Isle of Capri Black Hawk LLC	BTL	B1	B+	6.56-6.98	10/24/11	497,500	501,231
Isle of Capri Casinos, Inc.	BTL	Ba2	BB-	6.17-6.73	02/04/11	296,250	300,360
Kulima Resort Co.	2nd Lien	B2	CCC+	11.33	09/30/11	250,000	252,188
Penn National Gaming, Inc.	BTL-B	Ba2	BB	6.26-6.73	06/01/12	1,990,000	2,019,540
Trump Entertainment Resorts Holdings LP	BTL-B1	B2	BB-	7.17	05/04/12	496,250	501,600
Venetian Casino Resorts LLC	Delayed Draw	Ba3	BB-	6.73	06/15/11	683,761	691,720
Venetian Casino Resorts LLC	BTL-B	Ba3	BB-	6.73	06/15/11	3,316,239	3,354,844
Wembley, Inc.	1st Lien	B1	B+	6.82-6.99	07/18/12	248,750	252,870
Wembley, Inc.	2nd Lien	B1	B	8.74	07/18/12	250,000	254,792

							8,630,172

Leisure, Amusement, Entertainment-6.51%

24 Hour Fitness Worldwide, Inc.	BTL-B	B2	B	7.54-7.70	06/30/12	2,000,000	2,030,000
Deluxe, Inc.	1st Lien	B1	B	8.73	01/28/11	500,000	508,334
Fender Musical Instruments Corp.	1st Lien	B1	B+	6.47	03/31/12	419,170	426,505
Metro-Goldwyn-Mayer Studios, Inc.	BTL-B	Ba3	B+	7.23	04/08/12	3,000,000	3,040,689
Regal Cinemas, Inc.	BTL	Ba2	BB-	6.73	11/10/10	1,425,343	1,441,111
Six Flags Theme Parks, Inc.	BTL-B	B1	B-	7.05-7.21	06/30/09	989,924	1,003,072
Southwest Sports Group LLC	BTL	NR	NR	7.44	12/22/12	1,000,000	1,012,500
True Temper Sports, Inc.	BTL	B2	B	7.53-9.75	03/15/11	473,591	476,551
WMG Acquisition Corp.	BTL	Ba2	B+	6.37-6.81	02/28/11	3,424,324	3,471,676

							13,410,438

Mining, Steel, Iron & Nonprecious Metals-0.42%

Novelis, Inc.	BTL-B	Ba2	BB-	6.44	01/07/12	417,382	422,534
Novelis, Inc.	CND TL	Ba2	BB-	6.44	01/07/12	240,311	243,277
Walter Industries, Inc.	BTL-B	Ba3	B+	6.22-6.98	10/03/12	191,719	193,996

							859,807

Oil & Gas-2.92%

Calumet Lubricants Co. LP	BTL	B2	B	8.37	11/30/12	110,833	112,357
Calumet Lubricants Co. LP	CLD	B2	B	4.72	11/30/12	111,111	112,639
CDX Funding LLC	2nd Lien	NR	NR	10.25	03/29/13	1,000,000	1,000,000
Epco Holdings, Inc.	BTL-C	Ba3	B+	6.35-6.83	08/18/10	495,000	501,806
Key Energy Services, Inc.	Delayed Draw	NR	NR	7.52-7.78	06/30/12	997,500	1,013,086
Petrohawk Energy Corp.	2nd Lien	NR	B-	9.19-9.38	02/24/09	777,778	789,444
Primary Energy Finance LLC	BTL	Ba2	BB-	6.98	08/24/12	497,500	503,097
Targa Resources, Inc.	LOC	Ba3	B+	7.23	10/31/12	96,774	98,286
Targa Resources, Inc.	BTL-B	Ba3	B+	6.92-7.23	10/31/12	401,210	407,479
Williams Production RMT Co.	BTL-C	Ba3	BB	7.01	05/30/07	1,458,919	1,478,979

							6,017,173

Personal & Nondurable Consumer Products-1.79%

American Achievement Corp.	BTL-B	Ba3	BB-	9.25	03/22/11	688,922	700,978
American Safety Razor Co.	BTL-B	B2	B	7.56	02/28/12	928,056	941,976
Bushnell Performance Optics	BTL	B1	B+	7.83	08/19/11	497,561	502,744
Hillman Group, Inc.	BTL-B	B2	B	7.69	03/31/11	816,667	827,641
Solo Cup, Inc.	2nd Lien	B3	B-	9.66	02/27/12	250,000	255,781
Spectrum Brands, Inc.	BTL-B	B1	B	7.03-7.61	02/07/12	461,700	468,048

							3,697,168

Personal, Goods & Misc. Services-1.38%

Burt’s Bees, Inc.	BTL	B2	B	7.04-7.44	03/29/11	495,000	501,497
Garden Fresh Restaurants Corp.	BTL	B2	B	8.23-10.00	06/22/11	248,438	249,059
Maidenform, Inc.	BTL	Ba3	B+	6.50-6.53	05/11/10	445,000	446,669
Stewart Enterprises, Inc.	BTL-B	Ba3	BB	6.42-6.81	11/19/11	403,987	408,280
Worldspan LP	BTL	B2	B	7.31-7.69	02/14/10	1,254,488	1,234,887

							2,840,392

Personal Transportation-2.11%

Delta Air Lines, Inc. (5)	BTL-C	B3	B	12.01	10/01/08	1,500,000	1,549,688
Northwest Airlines, Inc. (5)	BTL-A	Caa2	D	10.03	11/17/09	750,000	761,987
United Airlines, Inc.	BTL	B1	B+	8.63	02/01/12	250,000	254,469
United Airlines, Inc.	BTL-B	B1	B+	8.63	02/01/12	1,750,000	1,781,281

							4,347,425

Printing & Publishing-2.93%

Affinity Group, Inc.	BTL	Ba3	B+	7.31-7.33	06/30/06	1,173,482	1,188,151
Dex Media West LLC	BTL-B	Ba2	BB	6.36-6.73	03/09/10	1,042,907	1,053,553
FSC Acquisition LLC	BTL	B2	B	6.88-7.07	08/01/12	443,667	446,440
Liberty Group Publishing, Inc.	BTL-B	B1	B+	7.13	02/28/12	488,811	493,852
New Publications, Inc.	2nd Lien	B3	CCC+	11.85	02/05/13	250,000	248,750
Primedia, Inc.	BTL-B	B2	B	6.92	12/31/09	1,092,605	1,082,362
R.H. Donnelly, Inc.	BTL-D	Ba3	BB	6.28-6.73	06/30/11	1,510,338	1,523,843

							6,036,951

Retail Stores-1.95%

Alimentation Couche-Tard, Inc.	BTL	Ba2	BB+	6.63	12/17/10	600,000	607,875
Eddie Bauer, Inc.	BTL-B	Ba3	B+	7.56-9.50	06/21/11	992,500	977,147
Jean Coutu Group, Inc.	BTL-B	B2	BB-	7.19	07/30/11	1,449,013	1,465,214
Neiman-Marcus Group, Inc.	BTL	B1	B+	7.34	04/15/13	949,367	964,328
Quality Stores, Inc. (Central Tractor) + # @ (5) (7)	BTL-B	Caa2	NR	10.25	04/30/06	833,705	—

							4,014,564

Telecommunications-4.86%

Cavalier Telecom	BTL-B	B2	B	9.52	03/31/12	250,000	255,000
Centennial Cellular Operating Co.	BTL	B2	B-	6.83-7.32	02/09/11	1,375,000	1,396,198
Cricket Communications, Inc.	BTL-B	B1	B-	7.48	12/20/10	1,975,000	2,004,625
FairPoint Communications, Inc.	BTL	B1	BB-	6.75	02/07/12	1,000,000	1,008,875
Hawaiian Telecom Communications, Inc.	BTL-B	B1	B	7.23	10/31/12	1,000,000	1,011,161
Madison River Capital LLC	BTL-B1	B1	B+	6.80	08/01/12	750,000	759,844
Ntelos, Inc.	1st Lien	B1	B	7.33	08/31/11	1,481,250	1,504,950
Ntelos, Inc.	2nd Lien	B2	CCC+	9.83	02/28/12	500,000	510,625
Syniverse Holding LLC	BTL-B	Ba3	BB-	6.73	02/01/12	1,554,388	1,575,761

							10,027,039

Textiles & Leather-0.21%

Globe Manufacturing Corp. + # @ (5) (7)	BTL-B	Caa2	NR	10.50	08/15/06	837,014	—
William Carter Co.	BTL-B	B1	BB	6.42-6.54	07/14/12	419,951	425,376

							425,376

Utilities-5.24%

Allegheny Energy Supply Co.	BTL-C	Ba2	BBB-	6.10-6.36	03/08/11	379,092	381,619
Calpine Corp. (5)	2nd Lien	NR	D	14.50	07/16/07	3,433,623	3,236,547
Calpine Corp. (5)	DIP	B2	B	8.98	12/20/07	500,000	514,375
Cheniere LNG Holdings LLC	BTL	Ba2	BB	7.73	08/30/12	248,750	251,937
Cogentrix Deleware Holdings, Inc.	BTL	Ba2	BB+	6.75	04/13/12	429,308	434,406
Complete Production Services, Inc.	BTL-B	NR	B	9.25	08/01/12	248,750	252,326
La Paloma Generating Co.	BTL	Ba3	BB-	6.73	08/16/12	15,378	15,553
La Paloma Generating Co.	LOC	Ba3	BB-	6.58	08/16/12	32,787	33,160
La Paloma Generating Co.	BTL-C	B2	B	8.48	08/16/13	250,000	254,922
La Paloma Generating Co.	BTL-B	Ba3	BB-	6.73	08/16/12	193,091	195,287
NRG Energy, Inc.	CLD	Ba2	BB-	6.98	02/02/13	1,000,000	1,012,344
NRG Energy, Inc.	BTL	Ba2	BB-	6.82	02/02/13	3,000,000	3,040,416
Reliant Energy, Inc.	BTL	B1	B+	6.92	10/01/10	997,500	1,001,760
Reliant Energy Resources, Inc.	BTL	B1	B+	7.18	03/15/07	181,437	181,437

							10,806,089

Total Loans (Cost $206,366,913)							206,726,042

CORPORATE BONDS- 0.48%
Broadcasting & Entertainment- 0.48%

Paxson Communications Corp. * (8)
10.78% due 01/15/13 (Cost $980,705)	1,000,000	990,000

COMMON STOCK- 0.16%
Oil & Gas- 0.09%

Shaw Group, Inc. †	6,276	190,790

Telecommunications- 0.07%

Global Crossing, Ltd. †	175	4,638
SAVVIS Communications Corp. †	94,695	141,096

		145,734

Total Common Stock (Cost $224,016)		336,524

Total Long-Term Investment Securities (Cost $207,571,634)		208,052,566

SHORT-TERM INVESTMENT SECURITIES- 2.37%
Registered Investment Companies - 2.37%

SSgA Money Market Fund (Cost $4,880,970)	4,880,970	4,880,970

TOTAL INVESTMENTS- 103.31%
(Cost $212,452,604) (9)		212,933,536
Liabilities in Excess of Other Assets - (3.31)%		(6,824,092)

NET ASSETS- 100.00%		$206,109,444

BTL Bank Term Loan

CND TL Canadian Term Loan

LOC Letter of Credit

CLD Credit Linked Deposit

DIP	Debtor in Possession
NR	Security is not rated.
†	Non-income producing security
@	Illiquid security. At March 31, 2006, the aggregate value of these securities was $1,917,500, representing 0.93% of net assets.
#	Fair valued security (see Note 1)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At March 31, 2006, the aggregate value of these securities was $990,000 representing 0.48% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings provided are as of March 31, 2006.
(2)	Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The Fund estimates that the maturity of the Loans held in its portfolio will be approximately 61 months.
(3)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Company has filed Chapter 11 bankruptcy protection.
(6)	Bond is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.
(7)	Loan is in default of interest payments.
(8)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2006.
(9)	See Note 3 for cost of investments on a tax basis.
(10)	Loan was purchased through a participation agreement.

See Notes to Schedule of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2006 — (unaudited)

Note 1. Security Valuation

The Fund’s investments in loan interests (“Loans”) are valued in accordance with guidelines established by the Board of Directors. Under the Fund’s current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until next interest rate reset and maturity. Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

The Senior Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for those senior Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for those Loans may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

Note 2. Investment Concentration

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons positioned between the Fund and the Borrower.

Note 3. Federal Income Taxes

Unrealized appreciation and depreciation in the value of investments at March 31, 2006 for federal income tax purposes were as follows:

Cost (tax basis)	$212,452,960

Gross unrealized appreciation	$2,483,810
Gross unrealized depreciation	(2,003,234)

Net unrealized depreciation	$480,576

Note 4. Unfunded Loan Commitments

On March 31, 2006, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Name	Type	Maturity Date	Amount
FSC Acquisition LLC	Delayed Draw Term Loan	08/01/12	$52,980
Navistar International Corp.	Term Loan	02/22/09	454,289
Trump Entertainment Resorts Holdings LP	Delayed Draw Term Loan	05/20/12	497,500
WMG Acquisition Corp.	Revolver	02/28/10	500,000

Note 5. Other Information

On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (the “Adviser”), AIG SunAmerica Capital Services, Inc. (the “Distributor”) and AIG Global Investment Company (the “Subadviser”) announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the SunAmerica Senior Floating Rate Fund (the “Fund”).

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (the “1940 Act”). Certain affiliated persons of AIG, including the Adviser, the Distributor and the Subadviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, subadviser or principal underwriter of the Fund. The Adviser, the Distributor and the Subadviser expect that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United States Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser, the Distributor and the Subadviser believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Fund.

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date:	May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date:	May 26, 2006

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	May 26, 2006